SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign Currency Translation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Foreign Currency Translation
Gain (loss) on foreign currency translation	$ 619	$ 1,459	$ (190)